UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario  M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      196,395
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc. (formerly, Sentry Select
                            Capital Inc.)
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN EAGLE OUTFITTERS NEW COM            02553E106      300    25,500 SH       DEFINED                X      0    0
ART TECHNOLOGY GROUP INC      COM            04289L107      120    35,000 SH       DEFINED                X      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103      757    18,800 SH       DEFINED                X      0    0
BP PLC                        SPONS ADR      055622104      289    10,000 SH       DEFINED                X      0    0
CVS CAREMARK CORP             COM            126650100      390    13,300 SH       DEFINED                X      0    0
DRYSHIPS INC                  NOTE 5%        262498AB4      104   140,000 PRN      DEFINED                X      0    0
FIRSTSERVICE CORP             SDCV 6.5%      33761NAA7      233   225,000 PRN      DEFINED                X      0    0
INVESCO MORTGAGE CAPITAL      COM            46131B100      544    27,200 SH       DEFINED                X      0    0
ISHARES TR INDEX              RUSSELL1000GR  464287614      275     6,000 SH       DEFINED                X      0    0
LAS VEGAS SANDS CORP          COM            517834107      742    33,500 SH       DEFINED                X      0    0
PFIZER INC                    COM            717081103      640    44,900 SH       DEFINED                X      0    0
REGENCY CTRS CORP             COM            758849103      292     8,500 SH       DEFINED                X      0    0
REPUBLIC SVCS INC             COM            760759100      794    26,700 SH       DEFINED                X      0    0
SOUTHWESTERN ENERGY CO        COM            845467109      460    11,900 SH       DEFINED                X      0    0
WMS INDS INC                  COM            929297109      479    12,200 SH       DEFINED                X      0    0
ALLIED NEVADA GOLD CORP       COM            019344100   22,668 1,074,800 SH       DEFINED    1           X      0    0
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106      564    48,000 SH       DEFINED    1           X      0    0
AMERICAN STS WTR CO           COM            02899101       215     6,500 SH       DEFINED    1           X      0    0
AMERICAN ELEC PWR INC         COM            025537101      352    10,900 SH       DEFINED    1           X      0    0
ART TECHNOLOGY GROUP INC      COM            04289L107      342   100,000 SH       DEFINED    1           X      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103   12,199   303,000 SH       DEFINED    1           X      0    0
BECTON DICKINSON & CO         COM            075887109   18,575   274,700 SH       DEFINED    1           X      0    0
CVS CAREMARK CORPORATION      COM            126650100    1,026    35,000 SH       DEFINED    1           X      0    0
CALIFORNIA WATER SVC GROUP    COM            130788102      669    18,750 SH       DEFINED    1           X      0    0
CONSOLIDATED EDISON INC       COM            209115104      337     7,825 SH       DEFINED    1           X      0    0
GRAN TIERRA ENERGY INC        COM            38500T101    6,560 1,226,200 SH       DEFINED    1           X      0    0
INTEL CORP                    COM            458140100   17,174   883,000 SH       DEFINED    1           X      0    0
INTERNATIONAL SPEEDWAY CORP   CL A           460335201      533    20,700 SH       DEFINED    1           X      0    0
INVESCO MORTGAGE CAPITAL INC  COM            46131B100    1,389    69,400 SH       DEFINED    1           X      0    0
KROGER CO                     COM            501044101      272    13,800 SH       DEFINED    1           X      0    0
LAS VEGAS SANDS CORP          COM            517834107    1,594    72,000 SH       DEFINED    1           X      0    0
LORRILARD INC                 COM            544147101    1,368    19,000 SH       DEFINED    1           X      0    0
MGE ENERGY INC                COM            55277P104      359     9,949 SH       DEFINED    1           X      0    0
MAXLINEAR INC                 CL A           57776J100      523    37,388 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC           COM            580645109   24,735   879,000 SH       DEFINED    1           X      0    0
MCKESSON CORP                 COM            58155Q103    1,612    24,000 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP         COM            655844108      562    10,600 SH       DEFINED    1           X      0    0
NORTHEAST UTILS               COM            664397106      347    13,600 SH       DEFINED    1           X      0    0
P G & E CORP                  COM            69331C108      659    16,036 SH       DEFINED    1           X      0    0
PFIZER                        COM            717081103      543    38,100 SH       DEFINED    1           X      0    0
POWELL INDS INC               COM            739128106      664    24,300 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CORP         COM            742718109      618    10,300 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC             COM            760759100   48,952 1,646,538 SH       DEFINED    1           X      0    0
SOUTHERN CO                   COM            842587107      339    10,200 SH       DEFINED    1           X      0    0
SOUTHWESTERN ENERGY CO        COM            845467109      966    25,000 SH       DEFINED    1           X      0    0
TOWERS WATSON & CO            CL A           891894107    2,148    55,300 SH       DEFINED    1           X      0    0
WMS IND INC                   COM            929297109      989    25,200 SH       DEFINED    1           X      0    0
WAL MART STORES INC           COM            931142103   16,245   337,950 SH       DEFINED    1           X      0    0
WESTAR ENERGY INC             COM            95709T100      333    15,389 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP         COM            976657106      700    13,800 SH       DEFINED    1           X      0    0
XCEL ENERGY INC               COM            98389B100      305    14,800 SH       DEFINED    1           X      0    0
ZIMMER HLDGS INC              COM            98956102     2,540    47,000 SH       DEFINED    1           X      0    0


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